Other Real Estate and Other Assets Acquired in Settlement of Loans - Schedule of Activity in Valuation Allowance for Other Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of activity in valuation allowance for other real estate owned in settlement of loans
Balance, beginning of year	$ 2,664	$ 2,911	$ 2,614
Provision for (release of) other real estate owned	4,729	(29)	965
Charge-offs	(1,443)	(218)	(668)
Balance, end of year	$ 5,950	$ 2,664	$ 2,911